Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Multi-Sector Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Multi-Sector Income Fund seeks high current income with a secondary focus on capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the "Purchases" section on page 89 of the Fund's Prospectus and in the "Purchases" section on page 84 of the Fund's Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.64% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 188% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 89 of the Fund’s Prospectus and in the “Purchases” section on page 84 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by primarily investing, under normal circumstances, in a multi-sector portfolio of U.S. and non-U.S. debt securities of varying maturities that the portfolio managers believe have high income potential relative to other fixed-income instruments available at a given point in time. The portfolio managers may also consider the capital appreciation potential of certain investments. The Fund may invest up to 65% of its net assets in below investment grade securities. The Fund's investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds (also known as "junk" bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. The portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other, the Fund's overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund's exposure to any one investment sector will vary over time. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may invest up to 50% of its total assets in the commercial loans sector. Such investments may include bank loans, bridge loans, debtor-in-possession ("DIP") loans, mezzanine loans, and other fixed and floating rate loans. Normally, the Fund's exposure to the commercial loans sector will be approximately 15% of the Fund's total assets. The Fund may invest in floating rate obligations, including collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may also invest in money market instruments, zero-coupon bonds, and equity securities that pay dividends or that the portfolio managers believe have potential for paying dividends. The Fund may enter into "to be announced" or "TBA" commitments when purchasing mortgage-backed securities or other securities.

Additionally, the Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use index and single-name credit default swaps, forward currency exchange contracts, interest rate futures, and put and call options. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund's exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes and to enhance returns.

In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. The portfolio managers additionally consider the expected risk-adjusted return on a particular investment and the Fund's overall risk allocations and volatility.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities.

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund's net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed-income securities with very low or negative interest rates may diminish the Fund's yield and performance. The Fund may be subject to heightened interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises interest rates. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Fund investments. These developments could cause the Fund's net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. If rising interest rates cause the Fund to lose enough value, the Fund could also face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs. An increase in shareholder redemptions could also force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk.

Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security's sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value. High-yield/high-risk bonds are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services, Fitch, Inc., and Moody's Investors Service, Inc. or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Commercial Loan Risk. The Fund may invest in a variety of commercial loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund's investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Bridge loans involve certain risks in addition to those associated with bank loans, including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness. DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Because mezzanine loans typically are the most subordinated debt obligation in an issuer's capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund's returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Floating Rate Obligations Risk. The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

Liquidity Risk . The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

TBA Commitments Risk. The Fund may enter into "to be announced" or "TBA" commitments. Although the particular TBA securities must meet industry-accepted "good delivery" standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. Accordingly, there is a risk that the security that the Fund buys will lose value between the purchase and settlement dates.

Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage.

Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund's losses are theoretically unlimited.

In addition, to the extent that the Fund uses forward currency exchange contracts, there is a risk that unanticipated changes in currency prices may negatively impact the Fund's performance, among other things.

The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.

LIBOR Replacement Risk. The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize LIBOR as a reference rate for various rate calculations. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rates. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could adversely impact (i) volatility and liquidity in markets that are tied to LIBOR, (ii) the market for, or value of, specific securities or payments linked to those reference rates resulting in a reduction in the value of certain instruments held by the Fund, (iii) availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including SOFR that is intended to replace the U.S. dollar LIBOR.

Uncertainty regarding the process for amending existing contracts or instruments to transition away from LIBOR remains a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending on, among other things (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund's investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. In addition, an instrument's transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund's performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks.

The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments. In addition, the Fund's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund's performance.

Some of the risks of investing directly in emerging market securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks.

Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities ("sovereign debt"). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner.

A sovereign debtor's willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole.

In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Rule 144A Securities Risk. The Fund may invest in Rule 144A securities that are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. The Fund's investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund's exposure to illiquid investments if eligible buyers become uninterested in buying Rule 144A securities at a particular time.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.

For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687 .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	3.94%	Worst Quarter:	4th Quarter 2018	–1.05%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return as of the calendar quarter ended September 30, 2020 was 1.08%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/19)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund's primary benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index. The index is described below.

  The Bloomberg Barclays U.S. Aggregate Bond Index is made up of the Bloomberg Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687 .
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	$ 564
3 Years	rr_ExpenseExampleYear03	754
5 Years	rr_ExpenseExampleYear05	960
10 Years	rr_ExpenseExampleYear10	1,553
1 Year	rr_ExpenseExampleNoRedemptionYear01	564
3 Years	rr_ExpenseExampleNoRedemptionYear03	754
5 Years	rr_ExpenseExampleNoRedemptionYear05	960
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,553
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%	[1]
1 Year	rr_ExpenseExampleYear01	$ 274
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871
2015	rr_AnnualReturn2015	1.83%
2016	rr_AnnualReturn2016	7.86%
2017	rr_AnnualReturn2017	6.70%
2018	rr_AnnualReturn2018	0.63%
2019	rr_AnnualReturn2019	11.19%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.05%)
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.63%	[1]
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[2]
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.12%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.51%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[3]
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Class A C S I N T Shares | Janus Henderson Multi-Sector Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund's total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.64% for at least a one-year period commencing on October 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.